New standards and regulatory changes	12 Months Ended
Dec. 31, 2020
New standards and regulatory changes
New standards and regulatory changes

5.           New standards and regulatory changes

5.1         New standards adopted by the Group, effective as of January 1, 2020

Ecopetrol applied certain standards and amendments which were effective for annual periods beginning on or after January 1, 2020. Ecopetrol has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

-Amendments to IFRS 3 - Definition of a business: clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that, together, significantly contribute to the ability to create output. Furthermore, it clarifies that a business can exist without including all of the inputs and processes needed to create outputs.

-Amendments to IFRS 7, IFRS 9 and IAS 39 - Reference interest rate reform: a number of exemptions are provided, which apply to all hedging relationships directly affected by changes in the reference interest rate indexes. A hedging relationship is affected if the change in ratios creates uncertainty about the timing and/or amount of cash flows from the hedged item or hedging instrument.

These modifications have no impact on the consolidated financial statements, as there is currently no interest rate coverage.

-Amendments to IAS 1 and IAS 8 - Definition of material: The new definition establishes that, “Information is material if its omission or distortion is expected to influence the decisions made by the main users of financial statements”. The amendments clarify that materiality will depend on the nature and/or magnitude of the information, either individually or in combination with other information, within the context of the financial statements. A misstatement of information is material if it can be reasonably expected to influence the decisions made by primary users.

These modifications have not had any impact on the consolidated financial statements.

-Revised Conceptual Framework for Financial Reporting: The IASB issued the revised Conceptual Framework in March 2018. It establishes a comprehensive set of concepts for financial reporting, standard setting, guidance for preparers in defining consistent accounting policies and assisting others to understand and interpret the standards. The Conceptual Framework includes several new concepts, provides updated definitions and recognition criteria for assets and liabilities, and clarifies some important concepts. Changes to the Conceptual Framework may affect the application of IFRS in situations where a standard does not apply to a particular transaction or event. For preparers developing accounting policies based on the Conceptual Framework, it is effective for annual periods beginning on or after January 1, 2020.

These modifications have not had an impact on the consolidated financial statements.

-Amendments to IFRS 16 Covid-19-related rental concessions: On May 28, 2020, the IASB issued the amendment to IFRS 16 - Covid-19-related rental concessions, which provides relief to tenants. As a practical solution, a tenant may choose not to assess whether a Covid-19-related rental concession from a landlord is a lease modification. A lessee who makes this choice accounts for any change in the lease payments resulting from the concession in the same way that it would account for the change under IFRS 16, if the change were not a modification of the lease. The amendment applies to annual reporting periods beginning on or after June 1, 2020. Early application is allowed.

This amendment was not applied given that the number of contracts that would be within its scope is reduced and – evaluating its impact at the business group level – it is not material. Consequently, each company will guarantee that the changes in the lease contracts under IFRS 16 comply with the current guidelines of the standard, which establishes that the modifications are recorded as a higher or lower value of the asset in use.

5.2 New standards issued by the IASB that will enter into force in future periods

The new amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. Ecopetrol intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Effective January 1, 2021:

-Reform to the reference interest rate - Phase 2: The amendments address issues that might affect financial reporting as a result of the reform of an interest rate benchmark, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest rate benchmark with an alternative benchmark rate. The amendments provide practical relief from certain requirements in IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 relating to: (i) changes in the basis for determining contractual cash flows of financial assets, financial liabilities and lease liabilities; and (ii) hedge accounting.

Within the accounting analysis, Ecopetrol established that the contractual cash flows of financial assets or financial liabilities measured at amortized cost would change as a result of the interest rate reform. According to the standard, the contracts that change the basis for determining the contractual flows as a result of the interest rate reform should not have a recalculation in the IRR and therefore no accounting impact on the Income Statement applying paragraph B5.4.5 of IFRS 9. Monthly financial expenses will be measured at the new interest rate without implying a remeasurement in the rate that may affect the current cost of the financial asset and/or liability.

Effective as of January 1, 2022 with early adoption in 2021:

-IAS 16 - Property, plant and equipment: amendment which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.

The amendment is effective for annual reporting periods beginning on or after 1 January 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment.

Ecopetrol will apply the amendment with early adoption in 2021 subject to approval by decree as required in Colombia regulation.

-IFRS 3 - Business combinations: in which they update a reference from the standard to the Conceptual Framework.

-IAS 37 - Provisions, contingent liabilities and contingent assets: to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making.

Entry into force as of January 1, 2022 or later periods:

-2018 - 2020 annual improvement cycle that involves adjustments to IFRS 1, IFRS 9, IAS 41 and IFRS 16.

The Company constantly monitors the new accounting standards, updates or amendments that the IASB issues, to validate their application and impacts on the Financial Statements.